Cash and Cash Equivalents and Financial Investments - Financial investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents and financial investments details1 [abstract]
Financial investments in local currency, fixed-income securities and funds	R$ 2,537,315	R$ 1,153,040
Financial investments in foreign currency, fixed-income securities and funds	154,811	129,131
Currency and interest rate hedging instruments	363,329	85,753
Total financial investments	3,055,455	1,367,924
Current	2,853,106	1,283,498
Non-current	R$ 202,349	R$ 84,426